ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014

Customer deposits	16,413,804	25,159,835
Advance from customers	20,242,845	17,397,603
Accrued employee payroll and welfare	25,661,622	36,356,667
Accrued advertising expense	6,720,290	2,073,493
Accrued professional service fees	2,320,000	20,606,759
Accrued liability related to customer loyalty program	3,074,703	3,740,948
Others	30,709,537	22,577,728
Total	105,142,801	127,913,033